Pre-IPO Preferred Shares (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2018 shares	Dec. 31, 2018 USD ($) Vote shares	Dec. 31, 2018 CNY (¥) Vote shares
Preferred shares activities
Balance at beginning of year (in shares) | shares		0	0
Balance at beginning of year			¥ 0
Completion of reorganization (in shares) | shares		100,184,191	100,184,191
Completion of reorganization			¥ 696,982,000
Issuance of Preferred Shares (in shares) | shares		64,480,378	64,480,378
Issuance of Preferred Shares			¥ 675,337,000
Preferred Shares redemption value accretion		$ 9,505	¥ 65,355,000
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares (in shares) | shares		(164,664,569)	(164,664,569)
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares			¥ (1,437,674,000)
Balance at end of year (in shares) | shares		0	0
Balance at end of year			¥ 0
Pre-IPO Preferred Shares
Pre-IPO Preferred Shares
Preferred stock dividends percentage on original issuance price		8.00%	8.00%
Dividend declared			¥ 0
Preferred shares redemption rights, percentage of annual interest on deemed issue price		8.00%	8.00%
Pre-IPO Preferred shares redemption value accretion			¥ 65,400,000
Embedded beneficial conversion feature			¥ 0
Pre-IPO Series Seed-A Preferred Shares
Pre-IPO Preferred Shares
Minimum percentage of consent triggers automatic conversion		50.00%	50.00%
Liquidation preferences percentage on issue price		100.00%	100.00%
Series Seed-A-1 Preferred Shares
Preferred shares activities
Balance at beginning of year (in shares) | shares		0	0
Balance at beginning of year			¥ 0
Completion of reorganization (in shares) | shares		2,500,000	2,500,000
Completion of reorganization			¥ 2,437,000
Preferred Shares redemption value accretion			¥ 161,000
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares (in shares) | shares	2,500,000	(2,500,000)	(2,500,000)
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares			¥ (2,598,000)
Balance at end of year (in shares) | shares		0	0
Balance at end of year			¥ 0
Series Seed-A-2 Preferred Shares
Preferred shares activities
Balance at beginning of year (in shares) | shares		0	0
Balance at beginning of year			¥ 0
Completion of reorganization (in shares) | shares		17,678,568	17,678,568
Completion of reorganization			¥ 21,975,000
Preferred Shares redemption value accretion			¥ 1,497,000
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares (in shares) | shares	17,678,568	(17,678,568)	(17,678,568)
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares			¥ (23,472,000)
Balance at end of year (in shares) | shares		0	0
Balance at end of year			¥ 0
Series Seed-B Preferred Shares
Pre-IPO Preferred Shares
Minimum percentage of consent triggers automatic conversion		50.00%	50.00%
Liquidation preferences percentage on issue price		100.00%	100.00%
Preferred shares activities
Balance at beginning of year (in shares) | shares		0	0
Balance at beginning of year			¥ 0
Completion of reorganization (in shares) | shares		37,257,705	37,257,705
Completion of reorganization			¥ 175,563,000
Preferred Shares redemption value accretion			¥ 11,493,000
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares (in shares) | shares	37,257,705	(37,257,705)	(37,257,705)
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares			¥ (187,056,000)
Balance at end of year (in shares) | shares		0	0
Balance at end of year			¥ 0
Series Seed-C Preferred Shares
Pre-IPO Preferred Shares
Minimum percentage of consent triggers automatic conversion		50.00%	50.00%
Liquidation preferences percentage on issue price		100.00%	100.00%
Preferred shares activities
Balance at beginning of year (in shares) | shares		0	0
Balance at beginning of year			¥ 0
Completion of reorganization (in shares) | shares		42,747,918	42,747,918
Completion of reorganization			¥ 497,007,000
Preferred Shares redemption value accretion			¥ 32,589,000
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares (in shares) | shares	42,747,918	(42,747,918)	(42,747,918)
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares			¥ (529,596,000)
Balance at end of year (in shares) | shares		0	0
Balance at end of year			¥ 0
Series A-1 Preferred Shares
Pre-IPO Preferred Shares
Minimum percentage of consent triggers automatic conversion		50.00%	50.00%
Liquidation preferences percentage on issue price		100.00%	100.00%
Preferred shares activities
Balance at beginning of year (in shares) | shares		0	0
Balance at beginning of year			¥ 0
Issuance of Preferred Shares (in shares) | shares		25,650,679	25,650,679
Issuance of Preferred Shares			¥ 267,893,000
Preferred Shares redemption value accretion			¥ 7,847,000
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares (in shares) | shares	25,650,679	(25,650,679)	(25,650,679)
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares			¥ (275,740,000)
Balance at end of year (in shares) | shares		0	0
Balance at end of year			¥ 0
Series A-2 Preferred Shares
Pre-IPO Preferred Shares
Minimum percentage of consent triggers automatic conversion		50.00%	50.00%
Liquidation preferences percentage on issue price		100.00%	100.00%
Preferred shares activities
Balance at beginning of year (in shares) | shares		0	0
Balance at beginning of year			¥ 0
Issuance of Preferred Shares (in shares) | shares		38,829,699	38,829,699
Issuance of Preferred Shares			¥ 407,444,000
Preferred Shares redemption value accretion			¥ 11,768,000
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares (in shares) | shares	38,829,699	(38,829,699)	(38,829,699)
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares			¥ (419,212,000)
Balance at end of year (in shares) | shares		0	0
Balance at end of year			¥ 0
Ordinary shares
Pre-IPO Preferred Shares
Pre-IPO preferred stock conversion ratio | shares			1
Dividend declared			¥ 0
Number of votes | Vote		1	1